ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
ACCOUNTS RECEIVABLE

NOTE 5 – ACCOUNTS RECEIVABLE

	December 31, 2024	December 31, 2023
Trade receivables	$113,422	$119,094
Income tax advances	66,444	52,003
Interest receivable	134,823	17,494
Due from shareholders	1,025	843
	$315,714	$189,434

Information on the Company’s exposure to credit risk and market risk, as well as impairment losses on trade receivables and other accounts receivable, is provided in Note 15.